Revenue - Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Trade receivables (note 16)	$ 698	$ 651
Contract assets	798	650	$ 459
Deferred revenue	$ (2,169)	$ (2,060)	$ (1,848)